Acquisitions - Schedule of Business Acquisitions, by Acquisition (Details) - Transact Europe Holdings [Member] $ in Thousands	Apr. 01, 2022 USD ($)
Tangible assets (liabilities):
Net assets and liabilities	$ 7,339
Intangible assets:
Intangible assets	21,472
Total net assets acquired	28,811
Customer Relationships [Member]
Intangible assets:
Intangible assets	1,267
Goodwill [Member]
Intangible assets:
Intangible assets	$ 20,205